Provisions for discounts, rebates and sales returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	€ 5,218	€ 4,815	€ 4,746
Changes in scope of consolidation			(82)
Provision related to current period sales	20,314	19,292	16,745
Net change in provision related to prior period sales	(201)	(47)	(50)
Payments made	(19,174)	(18,950)	(16,676)
Currency translation differences	(118)	108	132
Provisions for discounts, rebates and sales returns, Ending balance	6,039	5,218	4,815
Government And State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	2,178	2,148	2,086
Changes in scope of consolidation			37
Provision related to current period sales	5,970	5,542	4,624
Net change in provision related to prior period sales	(54)	(27)	(2)
Payments made	(5,552)	(5,529)	(4,673)
Currency translation differences	(35)	44	76
Provisions for discounts, rebates and sales returns, Ending balance	2,507	2,178	2,148
Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	726	674	663
Changes in scope of consolidation			2
Provision related to current period sales	2,752	2,563	2,038
Net change in provision related to prior period sales	0	0	(4)
Payments made	(2,556)	(2,528)	(2,055)
Currency translation differences	(14)	17	30
Provisions for discounts, rebates and sales returns, Ending balance	908	726	674
Chargeback incentives
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	312	294	377
Changes in scope of consolidation			0
Provision related to current period sales	4,633	4,649	3,620
Net change in provision related to prior period sales	0	(1)	(1)
Payments made	(4,604)	(4,637)	(3,714)
Currency translation differences	(8)	7	12
Provisions for discounts, rebates and sales returns, Ending balance	333	312	294
Rebates and discounts
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	1,330	1,140	1,067
Changes in scope of consolidation			(123)
Provision related to current period sales	6,221	5,888	5,942
Net change in provision related to prior period sales	(113)	(6)	(11)
Payments made	(5,838)	(5,719)	(5,732)
Currency translation differences	(43)	27	(3)
Provisions for discounts, rebates and sales returns, Ending balance	1,557	1,330	1,140
Sales returns
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	621	546	547
Changes in scope of consolidation			0
Provision related to current period sales	628	554	465
Net change in provision related to prior period sales	(34)	(27)	(35)
Payments made	(512)	(465)	(448)
Currency translation differences	(15)	13	17
Provisions for discounts, rebates and sales returns, Ending balance	688	621	546
Other deductions
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	51	13	6
Changes in scope of consolidation			2
Provision related to current period sales	110	96	56
Net change in provision related to prior period sales	0	14	3
Payments made	(112)	(72)	(54)
Currency translation differences	(3)	0	0
Provisions for discounts, rebates and sales returns, Ending balance	46	51	13
USA
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	3,585	3,509
Provisions for discounts, rebates and sales returns, Ending balance	3,982	3,585	3,509
USA | Managed care
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	649	604
Provisions for discounts, rebates and sales returns, Ending balance	692	649	604
Medicaid | Government And State Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance		1,033
Provisions for discounts, rebates and sales returns, Ending balance			1,033
Medicaid | Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	1,017
Provisions for discounts, rebates and sales returns, Ending balance	1,015	1,017
Medicare | Managed care and GPO Programs
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	810	829
Provisions for discounts, rebates and sales returns, Ending balance	€ 726	€ 810	€ 829